Selected Account Information (Details) - USD ($)			6 Months Ended
	Feb. 08, 2024	Feb. 07, 2024	Jun. 30, 2024
Selected Account Information (Details) [Line Items]
Prepaid expense			$ 260,917
Proceeds from the public offering			$ 2,498,000
TraDigital Marketing Group [Member]
Selected Account Information (Details) [Line Items]
Prepaid expense		$ 1,400,000
Term of consulting agreement		6 months
Alchemy Advisory LLC [Member]
Selected Account Information (Details) [Line Items]
Prepaid expense	$ 400,000
Term of consulting agreement	6 months
Reef Digital LLC [Member]
Selected Account Information (Details) [Line Items]
Prepaid expense	$ 333,000
Term of consulting agreement	12 months
SeaPath Advisory, LLC [Member]
Selected Account Information (Details) [Line Items]
Prepaid expense	$ 365,000
Term of consulting agreement	3 months